Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	$ 17,660		$ 31,004		$ 25,512
EXPENSES
Brokerage fees (MS&Co.)	2,432,536		3,165,936		4,290,866
Management fees	810,845		1,055,312		1,430,289
Total Expenses	3,243,381		4,221,248		5,721,155
NET INVESTMENT LOSS	(3,225,721)		(4,190,244)		(5,695,643)
Trading profit (loss):
Net realized	7,027,256		5,466,229		320,492
Net change in unrealized	(120,080)		(1,195,450)		(41,455)
Proceeds from Litigation	0		0		80
Total Trading Results	6,907,176		4,270,779		279,117
NET INCOME (LOSS)	3,681,455		80,535		(5,416,526)
Net Income (Loss) Allocation
Limited Partners	3,639,202		75,477		(5,354,560)
General Partner	42,253		5,058		(61,966)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ 0.85		$ (0.08)	[1]	$ (0.82)
General Partner (in dollars per unit)	$ 0.85	[2]	$ (0.08)	[1],[2]	$ (0.82)	[2]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	3,896,667.551		5,244,174.299		6,933,482.137
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	24,355		47,085		26,173
EXPENSES
Brokerage fees (MS&Co.)	3,285,965		4,922,392		6,089,854
Management fees	821,492		1,421,434		2,029,951
Total Expenses	4,107,457		6,343,826		8,119,805
NET INVESTMENT LOSS	(4,083,102)		(6,296,741)		(8,093,632)
Trading profit (loss):
Net realized	(1,960,912)		(4,389,057)		12,254,509
Net change in unrealized	1,206,417		(1,358,603)		(3,090,961)
Total Trading Results	(754,495)		(5,747,660)		9,163,548
NET INCOME (LOSS)	(4,837,597)		(12,044,401)		1,069,916
Net Income (Loss) Allocation
Limited Partners	(4,784,987)		(11,911,182)		1,057,020
General Partner	(52,610)		(133,219)		12,896
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (1.56)	[2]	$ (3.11)	[2]	$ 0.23	[2]
General Partner (in dollars per unit)	$ (1.56)	[2]	$ (3.11)	[2]	$ 0.23	[2]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	3,174,687.468		4,058,365.483		4,895,765.651
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	22,276		41,509		31,131
EXPENSES
Brokerage fees (MS&Co.)	2,391,993		3,507,794		4,603,077
Management fees	597,998		876,948		1,251,170
Total Expenses	2,989,991		4,384,742		5,854,247
NET INVESTMENT LOSS	(2,967,715)		(4,343,233)		(5,823,116)
Trading profit (loss):
Net realized	4,765,656		(1,128,261)		8,058,605
Net change in unrealized	1,104,008		(792,102)		(966,104)
Total Trading Results	5,869,664		(1,920,363)		7,092,501
NET INCOME (LOSS)	2,901,949		(6,263,596)		1,269,385
Net Income (Loss) Allocation
Limited Partners	2,866,532		(6,186,843)		1,254,790
General Partner	$ 35,417		$ (76,753)		$ 14,595
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ 0.85	[2]	$ (1.25)	[2]	$ 0.20	[2]
General Partner (in dollars per unit)	$ 0.85	[2]	$ (1.25)	[2]	$ 0.20	[2]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	3,418,522.950		4,846,874.575		6,123,882.782

[1]	The decrease in the net asset value per Unit, while Charter Campbell incurred a net gain for the year ended December 31, 2012, is due to the timing of redemption of Units throughout the year.
[2]	Based on change in net asset value per Unit.